Investment Strategy - LVIP American Funds Vanguard Active Passive Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds and exchange-traded funds (“ETFs”) (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds include American Funds® mutual funds, Capital Group ETFs, and Vanguard ETFs. The Fund, under normal circumstances, invests approximately 80% of its assets in Underlying Funds that invest primarily in equity securities (stocks) and approximately 20% of its assets in Underlying Funds that invest primarily in fixed income securities (bonds). Lincoln Financial Investments Corporation (the “Adviser”) develops the Fund’s asset allocation strategy based on the Fund’s investmentobjective. The Fund allocates a substantial portion of its assets in Underlying Funds employing active or passive (i.e., index funds or rules-based strategy funds) investment styles. The Underlying Funds are series of the American Funds® and Vanguard families of funds, including both open-end funds and exchange-traded funds. They can include passive investment styles as well as actively managed investment styles. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including medium-cap companies and those with growth and value characteristics. Foreign equity securities may include companies in emerging markets. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Fund allocates a smaller percentage of assets to Underlying Funds that invest primarily in domestic fixed income securities, including mortgage-backed securities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced (TBA) contracts). Domestic fixed income securities also include high yield securities(otherwise known as “junk” bonds) and securities backed by the U.S. Treasury. In addition, Underlying Funds may hold foreign fixed income securities. Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. On at least an annual basis, the Adviser will reassess and may make tactical revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment style factors (such as momentum and market trends) and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics(such as management style, market capitalization and growth or value orientation) and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund. The full list of underlying funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.